SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
FEBRUARY 28, 1998 PROSPECTUS
       SHAREHOLDER MEETING.    On or about November 18, 1998, a
meeting of the shareholders of Fidelity Advisor Equity Income Fund will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on September 21, 1998 are entitled to vote at the meeting. Included in the proposed management contract modifications is a proposal to revise the fund's current flat management fee structure to a group fee structure that is standard for other comparable Fidelity equity funds. The proposed contract modifications also include a proposal to allow FMR and the trust, on behalf of the fund, to amend the fund's management contract subject to the provisions of Section 15 of the Investment Company Act of 1940.
   For more detailed information concerning the proposals under consideration, please contact Client Services at 1-800-522-7297 to request a free copy of the proxy statement.
AS OF MAY 28, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund was merged into Fidelity Advisor Intermediate Municipal Income Fund and shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund became shareholders of Fidelity Advisor Intermediate Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on May 4, 1998. Fidelity Advisor Short-Intermediate Municipal Income Fund ceased to exist and is not offered.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 82, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or from your investment professional.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 8.
MUNICIPAL FUNDS





                  Operating Expenses                                     Class A  Class T  Class B  Class C
INTERMEDIATE      Management fee                                         0.39%    0.39%    0.39%    0.39%
MUNICIPAL INCOME

                  12b-1 fee (including 0.25% Shareholder
                  Service Fee for Class B and Class C shares)            0.15%    0.25%    0.90%    1.00%

                  Other expenses (after reimbursement)                   0.36%    0.26%    0.36%    0.36%[A]

                  Total operating expenses                               0.90%    0.90%    1.65%    1.75%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The following information replaces similar information for EQUITY
INCOME found in "Expenses" on page 9.
EQUITY FUNDS


               Examples

                            Full Redemption                              No Redemption

                            Class A          Class T  Class B   Class C  Class B        Class C

EQUITY INCOME  1 year       $ 68             $ 47     $ 68[A]   $ 29[A]  $ 18           $ 19

               3 years      $ 90             $ 73     $ 85[A]   $ 58     $ 55           $ 58

               5 years      $ 115            $ 100    $ 114[A]  $ 100    $ 94           $ 100

               10 years[B]  $ 184            $ 179    $ 180     $ 217    $ 180          $ 217


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 11.
MUNICIPAL FUNDS


                               Examples

                                            Full Redemption                             No Redemption

                                            Class A          Class T  Class B  Class C  Class B        Class C

INTERMEDIATE MUNICIPAL INCOME  1 year       $ 46             $ 36     $ 47[A]  $ 28[A]  $ 17           $ 18

                               3 years      $ 65             $ 55     $ 62[A]  $ 55     $ 52           $ 55

                               5 years[C]   $ 85             $ 76     $ 81     $ 95     $ 81           $ 95

                               10 years[C]  $ 144            $ 135    $ 140    $ 206    $ 140          $ 206


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 11.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:





                     Class A  Effective Date   Class T  Effective Date   Class B  Effective Date   Class C  Effective Date

Intermediate
Municipal Income     0.90%    8/30/96          0.90%    5/29/98          1.65%    1/1/96           1.75%    11/1/97


The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 56. Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also co-manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior manager with Legal & General, Limited, from 1981 to 1995. Christine Thompson is Vice President and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces similar information found under the heading "Strategic Income Fund" in "Investment Principles and Risks" on page 59.
The fund invests primarily in debt securities, including lower-quality securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets. The fund also may invest a portion of its assets in convertible securities and common and preferred stocks.
The HIGH YIELD category includes high-yielding, lower-quality securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental securities of any quality of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
The following information replaces the thirteent   h f    paragraph
found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B
shareholder accounts   .
The following information replaces the fourteenth and fifteenth paragraphs found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69.
Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
The following information replaces similar information found in "How to Buy Shares" on page 72.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.
The following information supplements the information found under the heading "Finder's Fee" in the "Transaction Details" section on page 80.
Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.
The following information replaces the third paragraph under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section on page 80.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transactions Details" section on page 80.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 83.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
5. Purchased for (i) an employee benefit plan that has $25 million or more in plan assets or (ii) an employee benefit plan that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently
requires the plan to invest in Class A shares,    or


SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1998 PROSPECTUS
       SHAREHOLDER MEETING.    On or about November 18, 1998, a
meeting of the shareholders of Fidelity Advisor Equity Income Fund will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on September 21, 1998 are entitled to vote at the meeting. Included in the proposed management contract modifications is a proposal to revise the fund's current flat management fee structure to a group fee structure that is standard for other comparable Fidelity equity funds. The proposed contract modifications also include a proposal to allow FMR and the trust, on behalf of the fund, to amend the fund's management contract subject to the provisions of Section 15 of the Investment Company Act of 1940.
   For more detailed information concerning the proposals under consideration, please contact Client Services at 1-800-522-7297 to request a free copy of the proxy statement.
AS OF MAY 28, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund was merged into the corresponding class of Fidelity Advisor Intermediate Municipal Income Fund and shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund became shareholders of Fidelity Advisor Intermediate Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on May 4, 1998. Fidelity Advisor Short-Intermediate Municipal Income Fund ceased to exist and is not offered.
The following information replaces each reference to 1-800-843-3001. If you are investing through a broker-dealer or insurance representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.
The following information replaces the third paragraph under the heading "FMR and Its Affiliates" in the "Charter" section on page 22. Beginning January 1, 1999, Fidelity Investments Money Management, Inc.
(FIMM), located in Merrimack, New Hampshire, will select certain types of investments for Balanced and Strategic Income. Beginning January 1, 1999, FIMM will have primary responsibility for providing investment management services for Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 23. Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also co-manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International, Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior manager with Legal & General, Limited, from 1981 to 1995. Christine Thompson is Vice President and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces the second and fourth paragraphs, respectively, under the heading "Strategic Income Fund" in "Investment Principles and Risks" on page 26.
The fund invests primarily in debt securities including lower-quality securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets. The fund also may invest a portion of its assets in convertible securities and common and preferred stocks.
The HIGH YIELD category includes high-yielding, lower-quality securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental securities of any quality of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.